Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Summary of earnings per share

			Cents per share
Per ordinary share	2021	2020	2019
Basic earnings per share	37.57	(100.42)	19.84
Diluted earnings per share	37.33	(100.42)	19.73

		Dollars per share
Per American Depositary Share (ADS)[a]	2021	2020	2019
Basic earnings per share	2.25	(6.03)	1.19
Diluted earnings per share	2.24	(6.03)	1.18

			$ million
	2021	2020	2019
Profit attributable to bp shareholders	7,565	(20,305)	4,026
Less: dividend requirements on preference shares	2	1	1
Profit for the year attributable to bp ordinary shareholders	7,563	(20,306)	4,025

			Shares thousand
	2021	2020	2019
Basic weighted average number of ordinary shares	20,128,862	20,221,514	20,284,859
Potential dilutive effect of ordinary shares issuable under employee share-based payment plans	131,526	—	114,811
Weighted average number of ordinary shares outstanding used to calculate diluted earnings per share	20,260,388	20,221,514	20,399,670

			Shares thousand
	2021	2020	2019
Basic weighted average number of ordinary shares – ADS equivalent	3,354,810	3,370,252	3,380,809
Potential dilutive effect of ordinary shares (ADS equivalent) issuable under employee share-based payment plans	21,921	—	19,136
Weighted average number of ordinary shares (ADS equivalent) outstanding used to calculate diluted earnings per share	3,376,731	3,370,252	3,399,945

Summary of antidilutive securities
The following table shows the number of shares potentially issuable under equity-settled employee share option plans, including the number of options outstanding, the number of options exercisable at the end of each year, and the corresponding weighted average exercise prices. The dilutive effect of these plans at 31 December is also shown.

Share options		2021		2020
	Number of optionsa b thousand	Weighted average exercise price $	Number of optionsa b thousand	Weighted average exercise price $
Outstanding	590,961	4.26	28,171	3.79
Exercisable	1,080	4.73	1,874	5.02
Dilutive effect	3,588	n/a	2,497	n/a
[a]    Numbers of options shown are ordinary share equivalents (one ADS is equivalent to six ordinary shares).
[b]    At 31 December 2021 the quoted market price of one bp ordinary share was £3.31 (2020 £2.55).
The number of shares that are expected to vest each year under employee share plans are shown in the table below. The dilutive effect of the employee share plans at 31 December is also shown.
10. Earnings per share – continued

Share plans	2021	2020
	Number of shares[a]	Number of shares[a]
Vesting	thousand	thousand
Within one year	92,210	87,517
1 to 2 years	149,077	85,720
2 to 3 years	179,449	147,097
3 to 4 years	109,265	749
Over 4 years	928	349
	530,929	321,432
Dilutive effect	152,899	104,068
[a]    Numbers of shares shown are ordinary share equivalents (one ADS is equivalent to six ordinary shares).